CAPITAL STOCK - Summarized Information About PSUs (Details)					12 Months Ended
	May 28, 2018 shares	May 22, 2018 shares	Mar. 21, 2018 shares	Jun. 22, 2017 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based in total shareholder return (TSR)	50.00%	100.00%	100.00%	150.00%
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSUs granted (in shares)					284,571	358,386	422,733
Weighted average fair value granted (in dollars per share) | $					$ 17.84	$ 16.15	$ 13.85
Awards forfeited/cancelled (in shares)					16,053	7,952	28,696
PSUs added by performance factor (in shares)					(2,125)	69,600	0
PSUs settled (in shares)	2,125,000	115,480,000	217,860,000	208,800,000	335,465	208,800	0
Weighted average fair value per PSU settled (in dollars per share) | $					$ 15.87	$ 18.49	$ 0.00
Cash payment on settlement | $					$ 5,863,000	$ 4,174,000	$ 0
Target Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSUs settled (in shares)	4,250,000	115,480,000	217,860,000	139,200,000
Awards percentage based in total shareholder return (TSR)					100.00%